Debt - May 2024 Convertible Notes (Details) - May 2024 Convertible Notes - USD ($)	1 Months Ended	7 Months Ended
	Jul. 30, 2024	Jul. 30, 2024	May 21, 2024
Debt
Principal amount			$ 3,000,000
Interest rate			8.00%
Interest	$ 19,700	$ 46,000